RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2024
Related Party [Abstract]
Schedule of Related Party Transactions
The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	$(21)	$(112)
Loans and notes receivable	270	112
Corporate borrowings	(1,166)	(1,076)
Property-specific debt obligations	(1,066)	(1,473)
Loans and notes payable and other liabilities	(773)	(901)
Preferred shares held by Brookfield Corporation	(2,735)	(2,708)
Brookfield Corporation interest in Canholdco	(1,295)	(1,415)
Preferred shares held by Brookfield Reinsurance Ltd. (“BNRE”)	(1,600)	(1,600)

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Transactions with related parties:
Commercial property revenue(1)	$16	$(4)	$31	$29
Management fee income	60	(8)	107	71
Interest expense on debt obligations	50	18	90	41
General and administrative expense(2)	83	95	166	181
Construction costs(3)	13	19	36	35
Distributions on Brookfield Corporation’s interest in Canholdco	4	8	9	36
Capital calls, net funded by BNRE(4)	—	17	—	53
Incentive fees	—	—	5	11
(1)Amounts received from the Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to the Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, and administrative services.
(3)Includes amounts paid to the Corporation and its subsidiaries for construction costs of development properties.
(4)BNRE, which is accounted for under the equity method by the Corporation, has an additional commitment in BSREP IV.